Risk Management (Details 10) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Gross outstanding claims	$ 441,441,099	$ 413,052,855	$ 384,379,841
Gross unearned premiums	258,518,343	206,214,029	168,254,688
Insurance payables	75,708,513	53,543,737	33,034,146
Other liabilities	11,985,270	14,863,282	8,299,453
Deferred tax liabilities	58,383	346,824
Unearned commissions	13,190,740	8,909,989	8,010,384	$ 10,354,019	$ 8,292,099
Total liabilities	$ 800,902,348	696,930,716	601,978,512
Less than 1 year [Member]
Disclosure of credit risk exposure [line items]
Gross outstanding claims		172,243,041	166,052,091
Gross unearned premiums		159,660,497	135,380,101
Insurance payables		53,543,737	33,034,146
Other liabilities		13,821,580	8,299,453
Deferred tax liabilities		346,824
Unearned commissions		7,531,178	7,030,172
Total liabilities		407,146,857	349,795,963
More than one year [Member]
Disclosure of credit risk exposure [line items]
Gross outstanding claims		240,809,814	218,327,750
Gross unearned premiums		46,553,532	32,874,587
Insurance payables
Other liabilities		1,041,702
Deferred tax liabilities
Unearned commissions		1,378,811	980,212
Total liabilities		$ 289,783,859	$ 252,182,549